CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Current Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 232,414	€ 185,000
Receivables from financing activities	1,399,997	1,143,968
Current tax receivables	16,054	14,306
Other current assets	153,183	122,224
Total	€ 1,801,648	€ 1,465,498